UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------

Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                                AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Conservative Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed Income Funds (69.7%)(c)
                                               Shares                 Value(a)

Global Bond (1.2%)
RiverSource(SM) Global
  Bond Fund                                   176,909               $1,169,367

Inflation Protected Securities (6.1%)
RiverSource(SM) Inflation
  Protected Securities Fund                   619,457                6,194,567

Investment Grade (62.4%)
RiverSource(SM) Core
  Bond Fund                                 1,827,474               17,488,929
RiverSource(SM) Limited
  Duration Bond Fund                        1,209,023               11,703,345
RiverSource(SM) Selective Fund              2,391,720               20,305,703
RiverSource(SM) Short Duration
  U.S. Government Fund                      2,808,929               13,314,324
Total                                                               62,812,301

Total Fixed Income Funds
(Cost: $71,250,351)                                                $70,176,235

Equity Funds (22.7%)(c)
                                               Shares                 Value(a)

International (4.9%)
RiverSource(SM) International
  Aggressive Growth Fund                      198,823               $1,616,428
RiverSource(SM) International
  Equity Fund                                 114,928                  848,167
RiverSource(SM) International
  Opportunity Fund                            129,340                1,002,387
RiverSource(SM) International
  Select Value Fund                           131,590                1,196,150
RiverSource(SM) International
  Small Cap Fund                               26,699                  237,351
Total                                                                4,900,483

Equity Funds (continued)
                                               Shares                 Value(a)

Real Estate (1.0%)
RiverSource(SM) Real
  Estate Fund                                  73,090               $1,002,065

U.S. Large Cap (13.9%)
RiverSource(SM) Disciplined
  Equity Fund                                 247,209                1,653,827
RiverSource(SM) Diversified
  Equity Income Fund                          148,231                1,746,159
RiverSource(SM) Fundamental
  Growth Fund                                 313,638                1,859,871
RiverSource(SM) Fundamental
  Value Fund                                  167,638                  967,273
RiverSource(SM) Growth Fund                   105,189(b)             2,986,318
RiverSource(SM) Large Cap
  Equity Fund                                 170,707                  885,971
RiverSource(SM) Large Cap
  Value Fund                                  133,487                  767,553
RiverSource(SM) New
  Dimensions Fund(R)                           59,160                1,399,132
RiverSource(SM) Stock Fund                     27,880                  546,170
RiverSource(SM) Value Fund                    206,958                1,142,407
Total                                                               13,954,681

U.S. Mid Cap (2.2%)
RiverSource(SM) Aggressive
  Growth Fund                                 129,266                1,004,395
RiverSource(SM) Mid Cap
  Growth Fund                                  51,426(b)               718,933
RiverSource(SM) Mid Cap
  Value Fund                                   25,851                  217,921
RiverSource(SM) Select
  Value Fund                                   47,578                  320,677
Total                                                                2,261,926

Equity Funds (continued)
                                               Shares                 Value(a)

U.S. Small Cap (0.7%)
RiverSource(SM) Small Cap
  Advantage Fund                               22,298                 $167,905
RiverSource(SM) Small Cap
  Equity Fund                                  30,436                  187,182
RiverSource(SM) Small Cap
  Growth Fund                                  39,311(b)               178,080
RiverSource(SM) Small Cap
  Value Fund                                   31,128                  215,721
Total                                                                  748,888

Total Equity Funds
(Cost: $21,490,449)                                                $22,868,043

Cash Equivalents (7.8%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                           7,840,425               $7,840,425

Total Cash Equivalents
(Cost: $7,840,425)                                                  $7,840,425

Total Investments in Affiliated Funds
(Cost: $100,581,225)(d)                                           $100,884,703

See accompanying notes to investments in affiliated funds.

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1 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $100,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 1,378,000
      Unrealized depreciation                                       (1,074,000)
                                                                    ----------
      Net unrealized appreciation                                  $   304,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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2 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Moderate Conservative Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed Income Funds (59.3%)(c)
                                               Shares                 Value(a)

Global Bond (6.2%)
RiverSource(SM) Global
  Bond Fund                                 1,827,825              $12,081,922

High Yield (3.7%)
RiverSource(SM) Income
  Opportunities Fund                          705,545                7,281,228

Inflation Protected Securities (6.2%)
RiverSource(SM) Inflation
  Protected Securities Fund                 1,206,378               12,063,779

Investment Grade (43.2%)
RiverSource(SM) Core
  Bond Fund                                 1,359,445               13,009,893
RiverSource(SM) Limited
  Duration Bond Fund                        2,509,594               24,292,866
RiverSource(SM) Selective Fund              3,611,497               30,661,613
RiverSource(SM) Short Duration
  U.S. Government Fund                      3,344,349               15,852,214
Total                                                               83,816,586

Total Fixed Income Funds
(Cost: $117,022,414)                                              $115,243,515

Equity Funds (37.6%)(c)
                                               Shares                 Value(a)

International (8.2%)
RiverSource(SM) Emerging
  Markets Fund                                136,055               $1,136,063
RiverSource(SM) International
  Aggressive Growth Fund                      599,378                4,872,940
RiverSource(SM) International
  Equity Fund                                 358,527                2,645,929

Equity Funds (continued)
                                               Shares                 Value(a)

International (cont.)
RiverSource(SM) International
  Opportunity Fund                            382,253               $2,962,463
RiverSource(SM) International
  Select Value Fund                           396,829                3,607,173
RiverSource(SM) International
  Small Cap Fund                               71,530                  635,897
Total                                                               15,860,465

Real Estate (1.0%)
RiverSource(SM) Real
  Estate Fund                                 140,796                1,930,315

U.S. Large Cap (23.4%)
RiverSource(SM) Disciplined
  Equity Fund                                 808,776                5,410,709
RiverSource(SM) Diversified
  Equity Income Fund                          487,380                5,741,342
RiverSource(SM) Fundamental
  Growth Fund                               1,021,613                6,058,167
RiverSource(SM) Fundamental
  Value Fund                                  543,855                3,138,041
RiverSource(SM) Growth Fund                   342,439(b)             9,721,855
RiverSource(SM) Large Cap
  Equity Fund                                 549,040                2,849,520
RiverSource(SM) Large Cap
  Value Fund                                  435,116                2,501,920
RiverSource(SM) New
  Dimensions Fund(R)                          192,321                4,548,386
RiverSource(SM) Stock Fund                     91,299                1,788,548
RiverSource(SM) Value Fund                    672,820                3,713,964
Total                                                               45,472,452

U.S. Mid Cap (3.8%)
RiverSource(SM) Aggressive
  Growth Fund                                 420,004                3,263,430

Equity Funds (continued)
                                               Shares                 Value(a)

U.S. Mid Cap (cont.)
RiverSource(SM) Mid Cap
  Growth Fund                                 165,972(b)            $2,320,291
RiverSource(SM) Mid Cap
  Value Fund                                   84,929                  715,948
RiverSource(SM) Select
  Value Fund                                  156,106                1,052,154
Total                                                                7,351,823

U.S. Small Cap (1.2%)
RiverSource(SM) Small Cap
  Advantage Fund                               70,563                  531,339
RiverSource(SM) Small Cap
  Equity Fund                                  99,213                  610,158
RiverSource(SM) Small Cap
  Growth Fund                                 126,761(b)               574,227
RiverSource(SM) Small Cap
  Value Fund                                  102,736                  711,959
Total                                                                2,427,683

Total Equity Funds
(Cost: $68,564,622)                                                $73,042,738

Cash Equivalents (3.1%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                           6,106,369               $6,106,369

Total Cash Equivalents
(Cost: $6,106,369)                                                  $6,106,369

Total Investments in Affiliated Funds
(Cost: $191,693,405)(d)                                           $194,392,622

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $191,693,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 4,478,000
      Unrealized depreciation                                       (1,778,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 2,700,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Moderate Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds (52.7%)(c)
                                               Shares                 Value(a)

International (11.3%)
RiverSource(SM) Emerging
  Markets Fund                                488,424               $4,078,338
RiverSource(SM) International
  Aggressive Growth Fund                    2,092,958               17,015,746
RiverSource(SM) International
  Equity Fund                               1,271,839                9,386,168
RiverSource(SM) International
  Opportunity Fund                          1,317,343               10,209,406
RiverSource(SM) International
  Select Value Fund                         1,388,188               12,618,633
RiverSource(SM) International
  Small Cap Fund                              238,577                2,120,945
Total                                                               55,429,236

Real Estate (2.1%)
RiverSource(SM) Real
  Estate Fund                                 742,946               10,185,793

U.S. Large Cap (32.4%)
RiverSource(SM) Disciplined
  Equity Fund                               2,834,409               18,962,198
RiverSource(SM) Diversified
  Equity Income Fund                        1,694,461               19,960,748
RiverSource(SM) Fundamental
  Growth Fund                               3,573,855               21,192,962
RiverSource(SM) Fundamental
  Value Fund                                1,918,187               11,067,940
RiverSource(SM) Growth Fund                 1,199,732(b)            34,060,386
RiverSource(SM) Large Cap
  Equity Fund                               1,925,784                9,994,817

Equity Funds (continued)
                                               Shares                 Value(a)

U.S. Large Cap (cont.)
RiverSource(SM) Large Cap
  Value Fund                                1,523,944               $8,762,681
RiverSource(SM) New
  Dimensions Fund(R)                          675,021               15,964,247
RiverSource(SM) Stock Fund                    323,258                6,332,629
RiverSource(SM) Value Fund                  2,357,801               13,015,063
Total                                                              159,313,671

U.S. Mid Cap (5.2%)
RiverSource(SM) Aggressive
  Growth Fund                               1,468,527               11,410,452
RiverSource(SM) Mid Cap
  Growth Fund                                 583,358(b)             8,155,346
RiverSource(SM) Mid Cap
  Value Fund                                  297,425                2,507,290
RiverSource(SM) Select
  Value Fund                                  543,610                3,663,935
Total                                                               25,737,023

U.S. Small Cap (1.7%)
RiverSource(SM) Small Cap
  Advantage Fund                              250,682                1,887,632
RiverSource(SM) Small Cap
  Equity Fund                                 348,571                2,143,710
RiverSource(SM) Small Cap
  Growth Fund                                 444,069(b)             2,011,632
RiverSource(SM) Small Cap
  Value Fund                                  361,495                2,505,161
Total                                                                8,548,135

Total Equity Funds
(Cost: $243,728,268)                                              $259,213,858

Fixed Income Funds (47.3%)(c)
                                               Shares                 Value(a)

Global Bond (6.1%)
RiverSource(SM) Global
  Bond Fund                                 4,555,824              $30,113,998

High Yield (8.5%)
RiverSource(SM) Income
  Opportunities Fund                        4,057,199               41,870,290

Inflation Protected Securities (4.7%)
RiverSource(SM) Inflation
  Protected Securities Fund                 2,308,604               23,086,045

Investment Grade (28.0%)
RiverSource(SM) Core Bond Fund              5,544,781               53,063,558
RiverSource(SM) Limited
  Duration Bond Fund                        1,196,630               11,583,382
RiverSource(SM) Selective
  Fund                                      8,297,596               70,446,593
RiverSource(SM) Short Duration
  U.S. Government Fund                        487,701                2,311,701
Total                                                              137,405,234

Total Fixed Income Funds
(Cost: $236,301,803)                                              $232,475,567

Cash Equivalents (--%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                                  28                      $28

Total Cash Equivalents
(Cost: $28)                                                                $28

Total Investments in Affiliated Funds
(Cost: $480,030,099)(d)                                           $491,689,453

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $480,030,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $15,485,000
      Unrealized depreciation                                       (3,826,000)
                                                                    ----------
      Net unrealized appreciation                                  $11,659,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Moderate Aggressive Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds (67.8%)(c)
                                               Shares                 Value(a)

International (14.7%)
RiverSource(SM) Emerging
  Markets Fund                                783,801               $6,544,735
RiverSource(SM) International
  Aggressive Growth Fund                    3,335,819               27,120,207
RiverSource(SM) International
  Equity Fund                               2,019,813               14,906,218
RiverSource(SM) International
  Opportunity Fund                          2,110,800               16,358,701
RiverSource(SM) International
  Select Value Fund                         2,212,152               20,108,462
RiverSource(SM) International
  Small Cap Fund                              378,193                3,362,134
Total                                                               88,400,457

Real Estate (2.1%)
RiverSource(SM) Real
  Estate Fund                                 915,233               12,547,851

U.S. Large Cap (42.0%)
RiverSource(SM) Disciplined
  Equity Fund                               4,500,199               30,106,329
RiverSource(SM) Diversified
  Equity Income Fund                        2,695,680               31,755,112
RiverSource(SM) Fundamental
  Growth Fund                               5,697,194               33,784,360
RiverSource(SM) Fundamental
  Value Fund                                3,046,134               17,576,195
RiverSource(SM) Growth Fund                 1,908,480(b)            54,181,751
RiverSource(SM) Large Cap
  Equity Fund                               3,076,507               15,967,070
RiverSource(SM) Large Cap
  Value Fund                                2,423,026               13,932,397

Equity Funds (continued)
                                               Shares                 Value(a)

U.S. Large Cap (cont.)
RiverSource(SM) New
  Dimensions Fund(R)                        1,074,981              $25,423,295
RiverSource(SM) Stock Fund                    511,293               10,016,231
RiverSource(SM) Value Fund                  3,754,374               20,724,143
Total                                                              253,466,883

U.S. Mid Cap (6.8%)
RiverSource(SM) Aggressive
  Growth Fund                               2,340,570               18,186,229
RiverSource(SM) Mid Cap
  Growth Fund                                 929,713(b)            12,997,395
RiverSource(SM) Mid Cap
  Value Fund                                  473,006                3,987,444
RiverSource(SM) Select
  Value Fund                                  868,621                5,854,504
Total                                                               41,025,572

U.S. Small Cap (2.2%)
RiverSource(SM) Small Cap
  Advantage Fund                              392,980                2,959,136
RiverSource(SM) Small Cap
  Equity Fund                                 555,519                3,416,445
RiverSource(SM) Small Cap
  Growth Fund                                 716,216(b)             3,244,458
RiverSource(SM) Small Cap
  Value Fund                                  569,454                3,946,319
Total                                                               13,566,358

Total Equity Funds
(Cost: $385,111,180)                                              $409,007,121

Fixed Income Funds (32.3%)(c)
                                               Shares                 Value(a)

Global Bond (6.4%)
RiverSource(SM) Global
  Bond Fund                                 5,880,531              $38,870,310

High Yield (3.2%)
RiverSource(SM) Income
  Opportunities Fund                        1,884,107               19,443,989

Inflation Protected Securities (3.2%)
RiverSource(SM) Inflation
  Protected Securities Fund                 1,933,202               19,332,017

Investment Grade (19.5%)
RiverSource(SM) Core
  Bond Fund                                 4,330,828               41,446,026
RiverSource(SM) Limited
  Duration Bond Fund                        2,009,148               19,448,550
RiverSource(SM) Selective Fund              5,695,614               48,355,765
RiverSource(SM) Short Duration
  U.S. Government Fund                      1,640,413                7,775,558
Total                                                              117,025,899

Total Fixed Income Funds
(Cost: $198,057,906)                                              $194,672,215

Cash Equivalents (--%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                                  28                      $28

Total Cash Equivalents
(Cost: $28)                                                                $28

Total Investments in Affiliated Funds
(Cost: $583,169,114)(d)                                           $603,679,364

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $583,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $23,896,000
      Unrealized depreciation                                       (3,386,000)
                                                                    ----------
      Net unrealized appreciation                                  $20,510,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Aggressive Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds (82.7%)(c)
                                               Shares                 Value(a)

International (18.0%)
RiverSource(SM) Emerging
  Markets Fund                                462,499               $3,861,869
RiverSource(SM) International
  Aggressive Growth Fund                    1,981,351               16,108,382
RiverSource(SM) International
  Equity Fund                               1,195,022                8,819,263
RiverSource(SM) International
  Opportunity Fund                          1,265,205                9,805,340
RiverSource(SM) International
  Select Value Fund                         1,310,059               11,908,436
RiverSource(SM) International
  Small Cap Fund                              223,969                1,991,088
Total                                                               52,494,378

Real Estate (2.1%)
RiverSource(SM) Real
  Estate Fund                                 443,384                6,078,800

U.S. Large Cap (51.6%)
RiverSource(SM) Disciplined
  Equity Fund                               2,696,156               18,037,281
RiverSource(SM) Diversified
  Equity Income Fund                        1,605,378               18,911,349
RiverSource(SM) Fundamental
  Growth Fund                               3,380,090               20,043,933
RiverSource(SM) Fundamental
  Value Fund                                1,802,772               10,401,995
RiverSource(SM) Growth Fund                 1,133,140(b)            32,169,836
RiverSource(SM) Large Cap
  Equity Fund                               1,795,230                9,317,246

Equity Funds (continued)
                                               Shares                 Value(a)

U.S. Large Cap (cont.)
RiverSource(SM) Large Cap
  Value Fund                                1,443,282               $8,298,869
RiverSource(SM) New
  Dimensions Fund(R)                          638,342               15,096,787
RiverSource(SM) Stock Fund                    303,775                5,950,955
RiverSource(SM) Value Fund                  2,225,219               12,283,206
Total                                                              150,511,457

U.S. Mid Cap (8.3%)
RiverSource(SM) Aggressive
  Growth Fund                               1,388,491               10,788,573
RiverSource(SM) Mid Cap
  Growth Fund                                 552,071(b)             7,717,955
RiverSource(SM) Mid Cap
  Value Fund                                  284,091                2,394,890
RiverSource(SM) Select
  Value Fund                                  513,501                3,460,999
Total                                                               24,362,417

U.S. Small Cap (2.7%)
RiverSource(SM) Small Cap
  Advantage Fund                              236,056                1,777,504
RiverSource(SM) Small Cap
  Equity Fund                                 327,192                2,012,231
RiverSource(SM) Small Cap
  Growth Fund                                 420,097(b)             1,903,037
RiverSource(SM) Small Cap
  Value Fund                                  341,466                2,366,360
Total                                                                8,059,132

Total Equity Funds
(Cost: $227,075,129)                                              $241,506,184

Fixed Income Funds (17.2%)(c)
                                               Shares                 Value(a)

Global Bond (2.2%)
RiverSource(SM) Global
  Bond Fund                                   980,075               $6,478,295

High Yield (3.4%)
RiverSource(SM) Income
  Opportunities Fund                          975,690               10,069,121

Investment Grade (11.6%)
RiverSource(SM) Core
  Bond Fund                                   503,907                4,822,390
RiverSource(SM) Limited
  Duration Bond Fund                        1,454,278               14,077,408
RiverSource(SM)
  Selective Fund                               23,507                  199,577
RiverSource(SM) Short Duration
  U.S. Government Fund                      3,084,028               14,618,292
Total                                                               33,717,667

Total Fixed Income Funds
(Cost: $50,952,671)                                                $50,265,083

Cash Equivalents (--%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                                  27                      $27

Total Cash Equivalents
(Cost: $27)                                                                $27

Total Investments in Affiliated Funds
(Cost: $278,027,827)(d)                                           $291,771,294

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $278,028,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $14,431,000
      Unrealized depreciation                                         (688,000)
                                                                      --------
      Net unrealized appreciation                                  $13,743,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Affiliated Funds

RiverSource Portfolio Builder Total Equity Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds (100.1%)(c)
                                               Shares                 Value(a)

International (21.9%)
RiverSource(SM) Emerging
  Markets Fund                                451,966               $3,773,915
RiverSource(SM) International
  Aggressive Growth Fund                    1,954,616               15,891,026
RiverSource(SM) International
  Equity Fund                               1,167,456                8,615,823
RiverSource(SM) International
  Opportunity Fund                          1,254,402                9,721,612
RiverSource(SM) International
  Select Value Fund                         1,293,184               11,755,042
RiverSource(SM) International
  Small Cap Fund                              221,090                1,965,494
Total                                                               51,722,912

Real Estate (2.1%)
RiverSource(SM) Real
  Estate Fund                                 357,822                4,905,740

U.S. Large Cap (62.6%)
RiverSource(SM) Disciplined
  Equity Fund                               2,652,054               17,742,240
RiverSource(SM) Diversified
  Equity Income Fund                        1,579,490               18,606,397
RiverSource(SM) Fundamental
  Growth Fund                               3,333,710               19,768,903
RiverSource(SM) Fundamental
  Value Fund                                1,778,355               10,261,108
RiverSource(SM) Growth Fund                 1,117,250(b)            31,718,733
RiverSource(SM) Large Cap
  Equity Fund                               1,780,065                9,238,535

Equity Funds (continued)

                                               Shares                 Value(a)

U.S. Large Cap (cont.)
RiverSource(SM) Large Cap
  Value Fund                                1,424,534               $8,191,068
RiverSource(SM) New
  Dimensions Fund(R)                          627,181               14,832,822
RiverSource(SM) Stock Fund                    298,809                5,853,676
RiverSource(SM) Value Fund                  2,193,308               12,107,060
Total                                                              148,320,542

U.S. Mid Cap (10.1%)
RiverSource(SM) Aggressive
  Growth Fund                               1,369,261               10,639,161
RiverSource(SM) Mid Cap
  Growth Fund                                 544,397(b)             7,610,666
RiverSource(SM) Mid Cap
  Value Fund                                  276,086                2,327,405
RiverSource(SM) Select
  Value Fund                                  506,385                3,413,038
Total                                                               23,990,270

U.S. Small Cap (3.4%)
RiverSource(SM) Small Cap
  Advantage Fund                              233,596                1,758,979
RiverSource(SM) Small Cap
  Equity Fund                                 324,905                1,998,166
RiverSource(SM) Small Cap
  Growth Fund                                 416,073(b)             1,884,813
RiverSource(SM) Small Cap
  Value Fund                                  336,571                2,332,435
Total                                                                7,974,393

Total Equity Funds
(Cost: $223,312,040)                                              $236,913,857

Cash Equivalents (--%)(c)
                                               Shares                 Value(a)

Money Market
RiverSource(SM) Cash
  Management Fund                                  22                      $22

Total Cash Equivalents
(Cost: $22)                                                                $22

Total Investments in Affiliated Funds
(Cost: $223,312,062)(d)                                           $236,913,879

Notes to Investments in Affiliated Funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $223,312,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $13,602,000
      Unrealized depreciation                                               --
                                                                   -----------
      Net unrealized appreciation                                  $13,602,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
7 -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6282-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource S&P 500 Index Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.4%)
Issuer                                         Shares                  Value(a)

Aerospace & Defense (2.1%)
Boeing                                         20,324               $1,313,743
General Dynamics                                4,985                  579,756
Goodrich                                        3,009                  108,535
Honeywell Intl                                 21,175                  724,185
L-3 Communications Holdings                     2,935                  228,402
Lockheed Martin                                 9,013                  545,827
Northrop Grumman                                8,846                  474,588
Raytheon                                       11,177                  412,990
Rockwell Collins                                4,371                  200,279
United Technologies                            25,382                1,301,589
Total                                                                5,889,894

Air Freight & Logistics (1.0%)
FedEx                                           7,504                  689,843
Ryder System                                    1,588                   62,996
United Parcel Service Cl B                     27,422                2,000,160
Total                                                                2,752,999

Airlines (0.1%)
Southwest Airlines                             17,154                  274,636

Auto Components (0.2%)
Cooper Tire & Rubber                            1,517                   20,722
Dana                                            3,731                   28,020
Goodyear Tire & Rubber                          4,362(b)                68,222
Johnson Controls                                4,762(e)               324,054
Visteon                                         3,191                   26,581
Total                                                                  467,599

Automobiles (0.4%)
Ford Motor                                     45,887                  381,780
General Motors                                 13,999(h)               383,572
Harley-Davidson                                 6,803                  336,953
Total                                                                1,102,305

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Beverages (2.2%)
Anheuser-Busch Companies                       19,241                 $793,884
Brown-Forman Cl B                               2,050                  129,847
Coca-Cola                                      51,424                2,199,919
Coca-Cola Enterprises                           7,461                  141,013
Constellation Brands Cl A                       4,855(b)               114,287
Molson Coors Brewing Cl B                       1,422                   87,737
Pepsi Bottling Group                            3,434                   97,629
PepsiCo                                        41,364                2,443,784
Total                                                                6,008,100

Biotechnology (1.5%)
Amgen                                          30,560(b)             2,315,225
Applera-Applied
  Biosystems Group                              4,834(d)               117,321
Biogen Idec                                     8,374(b)               340,236
Chiron                                          2,702(b)               119,266
Genzyme                                         6,357(b)               459,611
Gilead Sciences                                11,290(b)               533,453
MedImmune                                       6,098(b)               213,308
Total                                                                4,098,420

Building Products (0.2%)
American Standard Companies                     4,541                  172,740
Masco                                          10,664                  303,924
Total                                                                  476,664

Capital Markets (3.1%)
Ameriprise Financial                            6,145(b)               228,717
Bank of New York                               19,271                  602,990
Bear Stearns Companies                          2,786                  294,759
Charles Schwab                                 25,742                  391,278
E*TRADE Financial                               9,180(b)               170,289
Federated Investors Cl B                        2,100                   73,521
Franklin Resources                              3,675                  324,760
Goldman Sachs Group                            11,521                1,455,909
Janus Capital Group                             5,524                   96,946
Lehman Brothers Holdings                        6,747                  807,413
Mellon Financial                               10,362                  328,372
Merrill Lynch & Co                             22,945                1,485,460

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Capital Markets (cont.)
Morgan Stanley                                 26,901               $1,463,683
Northern Trust                                  4,600                  246,560
State Street                                    8,193                  452,499
T Rowe Price Group                              3,218                  210,843
Total                                                                8,633,999

Chemicals (1.5%)
Air Products & Chemicals                        5,499                  314,763
Dow Chemical                                   23,893                1,095,732
Eastman Chemical                                2,017                  106,417
Ecolab                                          4,566                  151,043
EI du Pont de Nemours & Co                     24,638                1,027,158
Engelhard                                       2,970                   80,784
Hercules                                        2,794(b)                31,125
Intl Flavors & Fragrances                       2,023                   66,739
Monsanto                                        6,658                  419,521
PPG Inds                                        4,209                  252,414
Praxair                                         8,008                  395,675
Rohm & Haas                                     3,598                  156,621
Sigma-Aldrich                                   1,665                  106,061
Total                                                                4,204,053

Commercial Banks (5.6%)
AmSouth Bancorporation                          8,674                  218,845
Bank of America                                99,512                4,352,656
BB&T                                           13,557                  574,003
Comerica                                        4,145                  239,498
Compass Bancshares                              3,080                  150,181
Fifth Third Bancorp                            13,770                  553,141
First Horizon Natl                              3,095                  119,715
Huntington Bancshares                           5,717                  132,977
KeyCorp                                        10,136                  326,785
M&T Bank                                        1,995                  214,622
Marshall & Ilsley                               5,131                  220,428
Natl City                                      14,082                  453,863
North Fork Bancorporation                      11,844                  300,127
PNC Financial Services Group                    7,203                  437,294
Regions Financial                              11,399                  371,037
SunTrust Banks                                  8,980                  650,870

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 --- RIVERSOURCE S&P 500 INDEX FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                  Value(a)

Commercial Banks (cont.)
Synovus Financial                               7,724                 $212,178
US Bancorp                                     45,264                1,338,909
Wachovia                                       39,073                1,973,968
Wells Fargo & Co                               41,811                2,517,022
Zions Bancorporation                            2,230                  163,838
Total                                                               15,521,957

Commercial Services & Supplies (0.9%)
Allied Waste Inds                               5,405(b)                43,997
Apollo Group Cl A                               3,628(b)               228,637
Avery Dennison                                  2,739                  155,164
Cendant                                        25,914                  451,422
Cintas                                          3,413                  138,465
Equifax                                         3,227                  111,235
H&R Block                                       8,038                  199,825
Monster Worldwide                               3,010(b)                98,758
Pitney Bowes                                    5,668                  238,509
Robert Half Intl                                4,202                  154,970
RR Donnelley & Sons                             5,317                  186,201
Waste Management                               13,922                  410,838
Total                                                                2,418,021

Communications Equipment (2.7%)
ADC Telecommunications                          2,885(b)                50,343
Andrew                                          4,029(b)                42,788
Avaya                                          10,500(b)               120,960
CIENA                                          14,314(b)                33,924
Cisco Systems                                 158,280(b)             2,761,987
Comverse Technology                             4,988(b)               125,199
Corning                                        36,460(b)               732,481
JDS Uniphase                                   40,822(b)                85,726
Lucent Technologies                           110,078(b)               313,722
Motorola                                       61,148                1,355,040
QUALCOMM                                       40,378                1,605,429
Scientific-Atlanta                              3,793                  134,424
Tellabs                                        11,081(b)               105,934
Total                                                                7,467,957

Computers & Peripherals (3.6%)
Apple Computer                                 20,554(b)             1,183,705
Dell                                           59,382(b)             1,893,098
EMC                                            59,700(b)               833,412
Gateway                                         6,524(b)                18,593
Hewlett-Packard                                70,961                1,989,746
Intl Business Machines                         39,526                3,236,390
Lexmark Intl Cl A                               2,937(b)               121,944
NCR                                             4,608(b)               139,254
Network Appliance                               9,111(b)               249,277
QLogic                                          2,243(b)                67,649
Sun Microsystems                               84,674(b)               338,696
Total                                                               10,071,764

Construction & Engineering (--%)
Fluor                                           2,149                  136,676

Construction Materials (0.1%)
Vulcan Materials                                2,528                  164,320

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Consumer Finance (1.2%)
American Express                               30,737               $1,529,781
Capital One Financial                           7,151                  545,979
MBNA                                           31,153                  796,582
SLM                                            10,348                  574,624
Total                                                                3,446,966

Containers & Packaging (0.2%)
Ball                                            2,704                  106,457
Bemis                                           2,652                   70,066
Pactiv                                          3,717(b)                73,225
Sealed Air                                      2,045(b)               102,884
Temple-Inland                                   2,798                  103,050
Total                                                                  455,682

Distributors (0.1%)
Genuine Parts                                   4,304                  190,968

Diversified Financial Services (3.6%)
CIT Group                                       5,000                  228,650
Citigroup                                     128,049                5,862,082
JPMorgan Chase & Co                            87,011                3,186,343
Moody's                                         6,260                  333,408
Principal Financial Group                       6,925                  343,688
Total                                                                9,954,171

Diversified Telecommunication Services (3.0%)
ALLTEL                                          9,463                  585,381
AT&T                                           19,864                  392,910
BellSouth                                      45,385                1,180,918
CenturyTel                                      3,221                  105,423
Citizens Communications                         8,505                  104,101
McLeodUSA Cl A Escrow                           2,746(b,f,g)                --
Qwest Communications Intl                      37,775(b)               164,699
SBC Communications                             81,826                1,951,550
Sprint Nextel                                  72,646                1,693,378
Verizon Communications                         68,479                2,157,774
Total                                                                8,336,134

Electric Utilities (2.3%)
Allegheny Energy                                4,035(b)               114,029
Ameren                                          5,052                  265,735
American Electric Power                         9,733                  369,465
CenterPoint Energy                              7,671                  101,564
Cinergy                                         4,923                  196,428
Consolidated Edison                             6,050                  275,275
DTE Energy                                      4,408                  190,426
Edison Intl                                     8,074                  353,318
Entergy                                         5,134                  363,076
Exelon                                         16,604                  863,906
FirstEnergy                                     8,171                  388,123
FPL Group                                       9,756                  420,093
PG&E                                            9,241                  336,188
Pinnacle West Capital                           2,439                  101,853
PPL                                             9,404                  294,721
Progress Energy                                 6,226                  271,391
Southern                                       18,491                  647,000
TECO Energy                                     5,145                   89,009
TXU                                             5,951                  599,563
Xcel Energy                                     9,970                  182,750
Total                                                                6,423,913

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Electrical Equipment (0.4%)
American Power Conversion                       4,227                  $90,416
Cooper Inds Cl A                                2,298                  162,905
Emerson Electric                               10,233                  711,705
Rockwell Automation                             4,501                  239,228
Total                                                                1,204,254

Electronic Equipment & Instruments (0.3%)
Agilent Technologies                           12,240(b)               391,802
Jabil Circuit                                   4,260(b)               127,161
Molex                                           3,590                   90,863
Sanmina-SCI                                    12,938(b)                47,224
Solectron                                      24,088(b)                85,031
Symbol Technologies                             6,018                   49,949
Tektronix                                       2,088                   47,982
Total                                                                  840,012

Energy Equipment & Services (1.6%)
Baker Hughes                                    8,442                  463,972
BJ Services                                     7,986                  277,514
Halliburton                                    12,589                  744,010
Nabors Inds                                     3,897(b,c)             267,451
Natl Oilwell Varco                              4,290(b)               267,996
Noble                                           3,384                  217,862
Rowan Companies                                 2,694                   88,875
Schlumberger                                   14,566                1,322,156
Transocean                                      8,147(b)               468,371
Weatherford Intl                                3,425(b)               214,405
Total                                                                4,332,612

Food & Staples Retailing (2.4%)
Albertson's                                     9,116                  228,903
Costco Wholesale                               11,864                  573,743
CVS                                            20,134                  491,471
Kroger                                         17,937(b)               356,946
Safeway                                        11,115                  258,535
SUPERVALU                                       3,360                  105,605
SYSCO                                          15,679                  500,317
Wal-Mart Stores                                61,853                2,926,266
Walgreen                                       25,322                1,150,378
Total                                                                6,592,164

Food Products (1.1%)
Archer-Daniels-Midland                         16,118                  392,795
Campbell Soup                                   4,586                  133,453
ConAgra Foods                                  12,828                  298,508
General Mills                                   9,068                  437,621
Hershey                                         4,552                  258,690
HJ Heinz                                        8,442                  299,691
Kellogg                                         6,351                  280,524
McCormick & Co                                  3,320                  100,563
Sara Lee                                       19,430                  346,825
Tyson Foods Cl A                                6,225                  110,805
WM Wrigley Jr                                   4,457                  309,762
Total                                                                2,969,237

Gas Utilities (0.1%)
KeySpan                                         4,314                  149,135
Nicor                                           1,101                   43,159
NiSource                                        6,751                  159,661
Peoples Energy                                    944                   35,117
Total                                                                  387,072

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 --- RIVERSOURCE S&P 500 INDEX FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                  Value(a)

Health Care Equipment & Supplies (2.1%)
Bausch & Lomb                                   1,335                  $99,044
Baxter Intl                                    15,416                  589,353
Becton, Dickinson & Co                          6,190                  314,143
Biomet                                          6,179                  215,215
Boston Scientific                              14,622(b)               367,305
CR Bard                                         2,604                  162,438
Fisher Scientific Intl                          3,015(b)               170,348
Guidant                                         8,181                  515,402
Hospira                                         3,956(b)               157,647
Medtronic                                      29,988                1,699,119
Millipore                                       1,276(b)                78,117
PerkinElmer                                     3,224                   71,154
St. Jude Medical                                9,036(b)               434,360
Stryker                                         7,198                  295,622
Thermo Electron                                 4,008(b)               121,002
Waters                                          2,854(b)               103,315
Zimmer Holdings                                 6,124(b)               390,526
Total                                                                5,784,110

Health Care Providers & Services (3.0%)
Aetna                                           7,184                  636,215
AmerisourceBergen                               2,571                  196,090
Cardinal Health                                10,575                  661,043
Caremark Rx                                    11,145(b)               583,998
CIGNA                                           3,189                  369,509
Coventry Health Care                            3,990(b)               215,420
Express Scripts                                 3,680(b)               277,509
Five Star Quality Care                          --(b)                        2
HCA                                            11,199                  539,680
Health Management
  Associates Cl A                               6,117                  130,965
Humana                                          4,025(b)               178,670
IMS Health                                      5,591                  129,879
Laboratory Corp of
  America Holdings                              3,338(b)               161,059
Manor Care                                      1,961                   73,047
McKesson                                        7,641                  347,131
Medco Health Solutions                          7,540(b)               426,010
Patterson Companies                             3,415(b)               141,313
Quest Diagnostics                               4,130                  192,912
Tenet Healthcare                               11,611(b)                97,765
UnitedHealth Group                             31,276                1,810,567
WellPoint                                      15,202(b)             1,135,285
Total                                                                8,304,069

Hotels, Restaurants & Leisure (1.3%)
Carnival Unit                                  10,690                  530,972
Darden Restaurants                              3,324                  107,764
Harrah's Entertainment                          4,550                  275,184
Hilton Hotels                                   8,120                  157,934
Intl Game Technology                            8,446                  223,735
Marriott Intl Cl A                              4,234                  252,431
McDonald's                                     30,956                  978,209
Starbucks                                      19,038(b)               538,395
Wendy's Intl                                    2,865                  133,853
Yum! Brands                                     7,066                  359,447
Total                                                                3,557,924

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Household Durables (0.7%)
Black & Decker                                  1,992                 $163,603
Centex                                          3,176                  204,376
DR Horton                                       6,740                  206,850
Fortune Brands                                  3,617                  274,782
KB HOME                                         1,926                  125,864
Leggett & Platt                                 4,669                   93,567
Lennar Cl A                                     3,320                  184,526
Maytag                                          1,981                   34,113
Newell Rubbermaid                               6,830                  157,022
Pulte Homes                                     5,318                  200,967
Snap-On                                         1,431                   51,545
Stanley Works                                   1,803                   86,418
Whirlpool                                       1,654                  129,839
Total                                                                1,913,472

Household Products (2.3%)
Clorox                                          3,761                  203,545
Colgate-Palmolive                              12,868                  681,489
Kimberly-Clark                                 11,795                  670,428
Procter & Gamble                               84,963                4,757,079
Total                                                                6,312,541

Industrial Conglomerates (4.3%)
3M                                             18,946                1,439,517
General Electric                              262,550                8,903,070
Textron                                         3,313                  238,669
Tyco Intl                                      50,125(c)             1,322,799
Total                                                               11,904,055

Insurance (4.6%)
ACE                                             7,840(c)               408,464
AFLAC                                          12,426                  593,714
Allstate                                       16,268                  858,788
Ambac Financial Group                           2,653                  188,071
American Intl Group                            64,278                4,165,214
Aon                                             7,883                  266,840
Chubb                                           4,909                  456,390
Cincinnati Financial                            4,324                  183,986
Hartford Financial
  Services Group                                7,412                  591,107
Jefferson-Pilot                                 3,332                  182,860
Lincoln Natl                                    4,264                  215,801
Loews                                           3,349                  311,390
Marsh & McLennan
  Companies                                    13,256                  386,412
MBIA                                            3,323                  193,532
MetLife                                        18,735                  925,696
Progressive                                     4,880                  565,153
Prudential Financial                           12,702                  924,579
Safeco                                          3,097                  172,503
St. Paul Travelers Companies                   16,731                  753,397
Torchmark                                       2,586                  136,618
UnumProvident                                   7,372                  149,578
XL Capital Cl A                                 3,475(c)               222,609
Total                                                               12,852,702

Internet & Catalog Retail (0.4%)
eBay                                           27,502(b)             1,089,079

Internet Software & Services (0.4%)
Yahoo!                                         31,054(b)             1,148,066

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

IT Services (1.0%)
Affiliated Computer
  Services Cl A                                 3,115(b)              $168,553
Automatic Data Processing                      14,376                  670,784
Computer Sciences                               4,580(b)               234,725
Convergys                                       3,467(b)                56,339
Electronic Data Systems                        12,848                  299,487
First Data                                     19,113                  773,120
Fiserv                                          4,657(b)               203,418
Paychex                                         8,247                  319,654
Sabre Holdings Cl A                             3,253                   63,531
Unisys                                          8,438(b)                43,118
Total                                                                2,832,729

Leisure Equipment & Products (0.2%)
Brunswick                                       2,410                   91,893
Eastman Kodak                                   7,112                  155,752
Hasbro                                          4,433                   83,518
Mattel                                          9,994                  147,412
Total                                                                  478,575

Machinery (1.3%)
Caterpillar                                    16,756                  881,197
Cummins                                         1,150                   98,176
Danaher                                         5,888                  306,765
Deere & Co                                      5,974                  362,502
Dover                                           5,019                  195,641
Eaton                                           3,650                  214,730
Illinois Tool Works                             5,163                  437,616
Ingersoll-Rand Cl A                             8,348(c)               315,471
ITT Inds                                        2,302                  233,883
Navistar Intl                                   1,535(b)                42,243
PACCAR                                          4,239                  296,815
Pall                                            3,081                   80,599
Parker Hannifin                                 2,958                  185,407
Total                                                                3,651,045

Media (3.3%)
Clear Channel Communications                   13,440                  408,845
Comcast Cl A                                   54,427(b)             1,514,703
Dow Jones & Co                                  1,461                   49,543
Gannett                                         6,041                  378,529
Interpublic Group of Companies                 10,473(b)               108,186
Knight-Ridder                                   1,722                   91,920
McGraw-Hill Companies                           9,254                  452,891
Meredith                                        1,039                   51,846
New York Times Cl A                             3,604                   98,173
News Corp Cl A                                 60,670                  864,548
Omnicom Group                                   4,513                  374,398
Time Warner                                   116,256                2,072,845
Tribune                                         6,564                  206,832
Univision Communications Cl A                   5,696(b)               148,893
Viacom Cl B                                    39,262                1,215,944
Walt Disney                                    49,793                1,213,455
Total                                                                9,251,551

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 --- RIVERSOURCE S&P 500 INDEX FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                  Value(a)

Metals & Mining (0.7%)
Alcoa                                          21,608                 $524,858
Allegheny Technologies                          2,084                   59,832
Freeport-McMoRan
  Copper & Gold Cl B                            4,395                  217,201
Newmont Mining                                 11,055                  470,943
Nucor                                           3,862                  231,141
Phelps Dodge                                    2,407                  289,971
United States Steel                             2,831                  103,416
Total                                                                1,897,362

Multi-Utilities & Unregulated Power (0.9%)
AES                                            16,173(b)               256,989
Calpine                                        14,066(b)                33,477
CMS Energy                                      5,434(b)                81,021
Constellation Energy Group                      4,411                  241,723
Dominion Resources                              8,444                  642,419
Duke Energy                                    22,943                  607,531
Dynegy Cl A                                     7,091(b)                31,484
Public Service Enterprise Group                 5,920                  372,309
Sempra Energy                                   6,346                  281,128
Total                                                                2,548,081

Multiline Retail (1.1%)
Big Lots                                        2,824(b)                32,674
Dillard's Cl A                                  1,586                   32,846
Dollar General                                  7,949                  154,529
Family Dollar Stores                            3,836                   84,929
Federated Dept Stores                           6,566                  402,955
JC Penney                                       6,197                  317,286
Kohl's                                          8,539(b)               410,982
Nordstrom                                       5,484                  190,021
Sears Holdings                                  2,525(b)               303,631
Target                                         21,911                1,220,224
Total                                                                3,150,077

Office Electronics (0.1%)
Xerox                                          23,762(b)               322,450

Oil & Gas (7.8%)
Amerada Hess                                    1,981                  247,823
Anadarko Petroleum                              5,860                  531,561
Apache                                          8,150                  520,215
Ashland                                         1,835                   98,191
Burlington Resources                            9,444                  682,046
Chevron                                        55,776                3,183,135
ConocoPhillips                                 34,476                2,254,041
Devon Energy                                   11,228                  677,947
El Paso                                        16,325                  193,615
EOG Resources                                   5,946                  403,020
Exxon Mobil                                   156,154                8,766,485
Kerr-McGee                                      2,863                  243,470
Kinder Morgan                                   2,371                  215,524
Kinder Morgan Management LLC                    --(b)                       22
Marathon Oil                                    9,073                  545,832
Murphy Oil                                      4,065                  190,445
Occidental Petroleum                            9,902                  781,070
Sunoco                                          3,376                  251,512
Valero Energy                                   7,570                  796,667
Williams Companies                             14,174                  316,080
XTO Energy                                      8,946                  388,793
Total                                                               21,287,494

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Paper & Forest Products (0.4%)
Georgia-Pacific                                 6,439                 $209,461
Intl Paper                                     12,151                  354,566
Louisiana-Pacific                               2,743                   68,383
MeadWestvaco                                    4,563                  119,642
Weyerhaeuser                                    6,067                  384,283
Total                                                                1,136,335

Personal Products (0.1%)
Alberto-Culver                                  1,868                   81,090
Avon Products                                  11,664                  314,811
Total                                                                  395,901

Pharmaceuticals (6.2%)
Abbott Laboratories                            38,495                1,657,210
Allergan                                        3,239                  289,243
Bristol-Myers Squibb                           48,441                1,025,496
Eli Lilly & Co                                 28,082                1,398,203
Forest Laboratories                             8,420(b)               319,202
Johnson & Johnson                              73,679                4,613,779
King Pharmaceuticals                            5,979(b)                92,256
Merck & Co                                     54,377                1,534,519
Mylan Laboratories                              5,415                  104,022
Pfizer                                        182,546                3,968,550
Schering-Plough                                36,561                  743,651
Watson Pharmaceuticals                          2,578(b)                89,096
Wyeth                                          33,213                1,479,971
Total                                                               17,315,198

Real Estate Investment Trust (0.8%)
Apartment Investment
  & Management Cl A                             2,370                   91,008
Archstone-Smith Trust                           5,240                  212,587
Equity Office Properties Trust                 10,166                  313,113
Equity Residential                              7,110                  279,068
Plum Creek Timber                               4,556                  177,228
ProLogis                                        6,105                  262,515
Public Storage                                  2,045                  135,379
Simon Property Group                            4,536                  324,868
Starwood Hotels
  & Resorts Worldwide Unit                      5,392                  315,055
Vornado Realty Trust                            2,920                  236,520
Total                                                                2,347,341

Road & Rail (0.6%)
Burlington Northern Santa Fe                    9,246                  573,806
CSX                                             5,378                  246,366
Norfolk Southern                               10,018                  402,724
Union Pacific                                   6,527                  451,538
Total                                                                1,674,434

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices                          9,870(b)               229,181
Altera                                          9,222(b)               153,546
Analog Devices                                  9,220                  320,672
Applied Materials                              40,177                  658,099
Applied Micro Circuits                          7,568(b)                18,466
Broadcom Cl A                                   7,001(b)               297,262
Freescale Semiconductor Cl B                   10,031(b)               239,540
Intel                                         150,900                3,546,151
KLA-Tencor                                      4,896                  226,636
Linear Technology                               7,597                  252,296

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Semiconductors & Semiconductor Equipment (cont.)
LSI Logic                                       9,678(b)               $78,489
Maxim Integrated Products                       8,127                  281,844
Micron Technology                              15,269(b)               198,344
Natl Semiconductor                              8,500                  192,355
Novellus Systems                                3,435(b)                75,089
NVIDIA                                          4,184(b)               140,373
PMC-Sierra                                      4,513(b)                32,042
Teradyne                                        4,872(b)                65,967
Texas Instruments                              40,194                1,147,540
Xilinx                                          8,654                  207,263
Total                                                                8,361,155

Software (3.6%)
Adobe Systems                                  12,178                  392,741
Autodesk                                        5,658                  255,346
BMC Software                                    5,403(b)               105,845
Citrix Systems                                  4,219(b)               116,318
Computer Associates Intl                       11,473                  320,900
Compuware                                       9,605(b)                77,704
Electronic Arts                                 7,522(b)               427,851
Intuit                                          4,494(b)               206,409
Mercury Interactive                             2,142(b)                74,520
Microsoft                                     228,184                5,864,329
Novell                                          9,462(b)                72,100
Oracle                                         93,401(b)             1,184,325
Parametric Technology                           6,766(b)                44,047
Siebel Systems                                 12,938                  133,908
Symantec                                       29,668(b,e)             707,582
Total                                                                9,983,925

Specialty Retail (2.2%)
AutoNation                                      4,465(b)                88,764
AutoZone                                        1,379(b)               111,561
Bed Bath & Beyond                               7,319(b)               296,566
Best Buy                                       10,024(e)               443,662
Circuit City Stores                             4,076                   72,512
Gap                                            14,356                  248,072
Home Depot                                     53,011                2,175,571
Limited Brands                                  8,647                  173,026
Lowe's Companies                               19,310                1,173,469
Office Depot                                    7,835(b)               215,698
OfficeMax                                       1,750                   49,035
RadioShack                                      3,320                   73,372
Sherwin-Williams                                2,825                  120,204
Staples                                        18,211                  413,936
Tiffany & Co                                    3,524                  138,846
TJX Companies                                  11,540                  248,456
Total                                                                6,042,750

Textiles, Apparel & Luxury Goods (0.4%)
Coach                                           9,420(b)               303,136
Jones Apparel Group                             2,930                   79,930
Liz Claiborne                                   2,658                   93,562
Nike Cl B                                       4,724                  397,052
Reebok Intl                                     1,298                   74,051
VF                                              2,212                  115,577
Total                                                                1,063,308

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 --- RIVERSOURCE S&P 500 INDEX FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                  Value(a)

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial                          14,728                 $467,909
Fannie Mae                                     23,974                1,139,244
Freddie Mac                                    17,106                1,049,453
Golden West Financial                           6,330                  371,761
MGIC Investment                                 2,311                  136,904
Sovereign Bancorp                               8,956                  193,181
Washington Mutual                              24,709                  978,476
Total                                                                4,336,928

Common Stocks (continued)
Issuer                                         Shares                  Value(a)

Tobacco (1.5%)
Altria Group                                   51,399               $3,857,495
Reynolds American                               2,118                  180,030
UST                                             4,076                  168,706
Total                                                                4,206,231

Trading Companies & Distributors (--%)
WW Grainger                                     1,877                  125,721

Total Common Stocks
(Cost: $223,778,533)                                              $270,097,158

Short-Term Securities (2.6%)(i)
Issuer                  Effective              Amount                  Value(a)
                          yield              payable at
                                              maturity

U.S. Government Agency (0.4%)
Federal Home Loan Mtge Corp Disc Nt
   11-08-05               3.73%            $1,200,000               $1,199,005

Commercial Paper (2.2%)
Charta LLC
   11-01-05               4.04              6,000,000                5,999,327

Total Short-Term Securities
(Cost: $7,199,130)                                                  $7,198,332

Total Investments in Securities
(Cost: $230,977,663)(j)                                           $277,295,490

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts
      Purchase contracts
      E-Mini S&P 500 Index, Dec. 2005                                       11
      S&P 500 Index, Dec. 2005                                              20

(f)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2005, is as follows:

      Security                            Acquisition                     Cost
                                             date
      McLeodUSA Cl A Escrow                05-15-02                         $--

(g)   Negligible market value.

(h)   At Oct. 31, 2005, security was partially or fully on loan.

(i) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 2.5% of net assets is the Fund's cash equivalent position.

(j) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $230,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 57,814,000
      Unrealized depreciation                                      (11,497,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 46,317,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5 --- RIVERSOURCE S&P 500 INDEX FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6434-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Small Company Index Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.5%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.6%)
AAR                                            72,425(b)            $1,153,730
Applied Signal Technology                      25,530                  438,095
Armor Holdings                                 65,285(b)             2,918,892
Ceradyne                                       54,570(b)             2,139,144
Cubic                                          34,440                  565,160
Curtiss-Wright                                 48,160                2,761,976
DRS Technologies                               61,995                3,053,874
EDO                                            32,735                  946,042
Engineered Support Systems                     92,853                3,755,903
Esterline Technologies                         56,260(b)             2,118,189
GenCorp                                       121,593(b)             2,230,016
Kaman Cl A                                     50,784                1,189,869
Mercury Computer Systems                       46,639(b)               885,675
Moog Cl A                                      76,365(b)             2,264,222
Teledyne Technologies                          74,054(b)             2,611,144
Triumph Group                                  35,351(b)             1,231,629
Total                                                               30,263,560

Air Freight & Logistics (0.5%)
EGL                                            71,650(b)             2,008,350
Forward Air                                    70,273                2,491,177
Hub Group Cl A                                 44,430(b)             1,615,919
Total                                                                6,115,446

Airlines (0.5%)
Frontier Airlines                              80,383(b)               759,619
Mesa Air Group                                 64,268(b,d)             724,943
SkyWest                                       128,558                3,768,035
Total                                                                5,252,597

Auto Components (0.2%)
Drew Inds                                      33,145(b)               956,233
Midas                                          28,071(b)               549,069
Standard Motor Products                        28,225                  235,961
Superior Inds Intl                             50,860(d)             1,035,001
Total                                                                2,776,264

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Automobiles (0.3%)
Coachmen Inds                                  31,661                 $377,083
Monaco Coach                                   59,024                  724,224
Winnebago Inds                                 73,166                2,145,227
Total                                                                3,246,534

Beverages (0.1%)
Hansen Natural                                 28,140(b)             1,421,633

Biotechnology (0.3%)
ArQule                                         78,159(b)               558,055
Enzo Biochem                                   60,714                  828,139
Regeneron Pharmaceuticals                      97,284(b)             1,217,023
Savient Pharmaceuticals                       135,067(b)               506,501
Total                                                                3,109,718

Building Products (1.2%)
Apogee Enterprises                             61,844                1,013,005
ElkCorp                                        40,128                1,269,249
Griffon                                        57,733(b)             1,270,126
Lennox Intl                                   124,962                3,485,190
NCI Building Systems                           47,125(b)             1,938,251
Simpson Mfg                                    81,096                3,200,048
Universal Forest Products                      35,764                1,979,180
Total                                                               14,155,049

Capital Markets (0.4%)
Investment Technology Group                    93,480(b)             3,039,035
Piper Jaffray Companies                        44,465(b)             1,527,373
SWS Group                                      34,796                  616,237
Total                                                                5,182,645

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Chemicals (1.2%)
Arch Chemicals                                 52,547               $1,380,410
Cambrex                                        58,695                1,119,901
Georgia Gulf                                   75,818                2,206,303
HB Fuller                                      64,000(g)             1,918,079
MacDermid                                      55,562                1,555,736
Material Sciences                              28,307(b)               430,266
OM Group                                       63,520(b)             1,015,050
Omnova Solutions                               90,694(b)               408,123
Penford                                        19,613                  255,754
PolyOne                                       204,192(b)             1,178,188
Quaker Chemical                                21,593                  343,113
Schulman A                                     68,015                1,388,186
Wellman                                        38,213                  249,913
Total                                                               13,449,022

Commercial Banks (5.7%)
Amegy Bancorp                                 157,240                3,636,961
Boston Private Financial
  Holdings                                     72,294                2,092,911
Central Pacific Financial                      67,585                2,439,819
Chittenden                                    103,281                2,971,394
Community Bank System                          67,255                1,597,306
East-West Bancorp                             124,146                4,753,551
First BanCorp Puerto Rico                     179,596(c)             2,050,986
First Midwest Bancorp                         100,852                3,834,393
First Republic Bank                            51,013                1,933,903
Gold Banc                                      85,895                1,272,964
Hudson United Bancorp                          98,773                4,096,116
Irwin Financial                                39,335                  820,921
Nara Bancorp                                   43,715                  788,181
PrivateBancorp                                 38,630                1,312,261
Prosperity Bancshares                          47,805                1,457,574
Provident Bankshares                           73,147                2,549,904
Republic Bancorp                              153,486                2,095,084
South Financial Group                         165,459                4,561,706
Sterling Bancshares                           100,755                1,490,166
Susquehanna Bancshares                        103,835                2,397,550
Trustco Bank NY                               166,782                2,151,488
UCBH Holdings                                 203,928                3,548,347

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
Umpqua Holdings                                98,840               $2,629,144
United Bankshares                              82,972                3,028,478
Whitney Holding                               140,564                3,795,228
Wintrust Financial                             52,620                2,824,642
Total                                                               66,130,978

Commercial Services & Supplies (3.9%)
ABM Inds                                       85,614                1,693,445
Administaff                                    48,770                2,063,946
Angelica                                       20,609                  292,442
Bowne & Co                                     75,765                1,077,378
Brady Cl A                                    109,504                3,150,430
CDI                                            27,672                  762,917
Central Parking                                39,717                  594,961
Coinstar                                       56,665(b)             1,438,158
Consolidated Graphics                          26,332(b)             1,026,685
CPI                                            15,232                  274,176
G&K Services Cl A                              46,861                1,775,563
Gevity                                         61,670                1,587,386
Healthcare Services Group                      61,785                1,151,672
Heidrick & Struggles Intl                      41,491(b)             1,339,329
John H Harland                                 62,590                2,603,118
Labor Ready                                   118,315(b)             2,762,655
Mobile Mini                                    33,052(b)             1,542,867
NCO Group                                      71,405(b)             1,283,148
On Assignment                                  56,296(b)               479,079
Pre-Paid Legal Services                        22,650(d)               969,420
PRG-Schultz Intl                               94,131(b)                82,835
School Specialty                               50,834(b)             1,723,273
SOURCECORP                                     34,840(b)               792,610
Spherion                                      135,101(b)             1,202,399
Standard Register                              28,159                  428,017
Tetra Tech                                    126,713(b)             1,956,449
United Stationers                              73,976(b)             3,356,291
Vertrue                                        21,653(b)               815,235
Viad                                           49,675                1,431,137
Volt Information Sciences                      18,064(b)               339,603
Waste Connections                             104,302(b)             3,480,559
Watson Wyatt & Co Holdings                     92,800                2,459,200
Total                                                               45,936,383

Communications Equipment (1.2%)
Audiovox Cl A                                  42,217(b)               599,904
Bel Fuse Cl B                                  25,760                  775,376
Belden CDT                                    102,013                2,033,118
Black Box                                      37,963                1,523,076
C-COR                                         106,281(b)               566,478
Comtech Telecommunications                     42,970(b)             1,648,329
Digi Intl                                      45,310(b)               480,739
Ditech Communications                          71,560(b)               455,837
Harmonic                                      163,441(b)               753,463
Inter-Tel                                      46,362                  858,161
NETGEAR                                        72,530(b)             1,417,962
Network Equipment
  Technologies                                 54,987(b)               274,385
PC-Tel                                         47,205(b)               436,646
Symmetricom                                   103,234(b)               822,775
Tollgrade Communications                       29,228(b)               283,512
ViaSat                                         49,762(b)             1,233,600
Total                                                               14,163,361

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Computers & Peripherals (0.7%)
Adaptec                                       250,012(b)            $1,027,549
Avid Technology                                91,825(b)             4,520,545
Hutchinson Technology                          56,987(b,g)           1,413,278
SBS Technologies                               34,773(b)               339,384
Synaptics                                      53,750(b)             1,248,613
Total                                                                8,549,369

Construction & Engineering (1.0%)
EMCOR Group                                    34,514(b)             2,105,354
Insituform Technologies Cl A                   59,735(b)             1,072,841
Shaw Group                                    175,333(b)             4,698,924
URS                                            94,993(b)             3,840,567
Total                                                               11,717,686

Construction Materials (1.0%)
Florida Rock Inds                             104,785                5,962,267
Headwaters                                     92,370(b)             2,941,061
Texas Inds                                     50,407                2,500,187
Total                                                               11,403,515

Consumer Finance (0.2%)
Cash America Intl                              64,983                1,420,528
Rewards Network                                46,510(b)               250,689
World Acceptance                               41,405(b)             1,165,137
Total                                                                2,836,354

Containers & Packaging (0.6%)
AptarGroup                                     77,829                3,984,066
Caraustar Inds                                 63,956(b)               558,336
Chesapeake                                     43,785                  881,830
Myers Inds                                     69,467                  793,313
Rock-Tenn Cl A                                 69,240                  960,359
Total                                                                7,177,904

Distributors (0.2%)
Building Material Holding                      31,641                2,689,801

Diversified Financial Services (0.1%)
Financial Federal                              38,794                1,481,155

Diversified Telecommunication Services (0.2%)
Commonwealth Telephone
  Enterprises                                  48,420                1,737,794
General Communication Cl A                    103,882(b)               998,306
Total                                                                2,736,100

Electric Utilities (1.2%)
Allete                                         66,655                2,933,487
Central Vermont Public Service                 27,287                  437,138
CH Energy Group                                30,120                1,402,086
Cleco                                         110,950                2,352,140
El Paso Electric                              106,559(b)             2,307,002
Green Mountain Power                           11,569                  378,306
UIL Holdings                                   28,739                1,422,581
Unisource Energy                               77,125                2,465,686
Total                                                               13,698,426

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electrical Equipment (1.6%)
Acuity Brands                                  98,843               $2,748,824
AO Smith                                       44,699                1,447,354
Artesyn Technologies                           88,314(b)               776,280
Baldor Electric                                62,704                1,523,707
C&D Technologies                               56,368                  514,640
Magnetek                                       63,526(b)               201,377
Regal-Beloit                                   64,641                2,057,523
Roper Inds                                    190,198                7,170,464
Vicor                                          42,768                  720,641
Woodward Governor                              21,911                1,750,689
Total                                                               18,911,499

Electronic Equipment & Instruments (3.9%)
Aeroflex                                      165,954(b)             1,503,543
Agilysys                                       67,522                1,008,779
Anixter Intl                                   71,526                2,652,184
Bell Microproducts                             65,219(b)               449,359
Benchmark Electronics                          92,949(b)             2,610,937
Checkpoint Systems                             84,270(b)             2,022,480
Cognex                                        104,447                2,985,095
Coherent                                       69,207(b)             2,049,219
CTS                                            81,046                  954,722
Daktronics                                     34,750                  750,948
Dionex                                         45,090(b)             2,183,709
Electro Scientific Inds                        63,699(b)             1,399,467
FLIR Systems                                  154,650(b)             3,241,464
Gerber Scientific                              49,610(b)               392,415
Global Imaging Systems                         51,270(b)             1,825,725
Itron                                          53,735(b)             2,335,323
Keithley Instruments                           31,785                  510,149
Littelfuse                                     49,905(b)             1,223,172
Methode Electronics                            83,031                  851,898
MTS Systems                                    43,965                1,756,841
Park Electrochemical                           44,450                1,115,695
Paxar                                          81,337(b)             1,396,556
Photon Dynamics                                37,749(b)               657,210
Planar Systems                                 32,825(b)               292,799
RadiSys                                        44,861(b)               720,916
Rogers                                         36,122(b)             1,349,157
ScanSource                                     28,145(b)             1,594,133
Technitrol                                     90,096                1,515,415
Trimble Navigation                            119,123(b)             3,439,081
X-Rite                                         40,947                  421,345
Total                                                               45,209,736

Energy Equipment & Services (3.5%)
Atwood Oceanics                                29,567(b)             2,082,108
Cal Dive Intl                                  86,161(b)             5,302,348
CARBO Ceramics                                 43,873                2,595,527
Dril-Quip                                      16,347(b)               668,592
Hydril                                         43,365(b)             2,876,834
Input/Output                                  156,196(b)             1,199,585
Lone Star Technologies                         66,679(b)             3,050,564
Maverick Tube                                  95,510(b)             2,956,990
Oceaneering Intl                               58,324(b)             2,806,551
Offshore Logistics                             51,819(b)             1,761,846
SEACOR Holdings                                45,793(b)             3,280,153
TETRA Technologies                             75,782(b)             2,119,623
Unit                                          101,916(b)             5,340,397
Veritas DGC                                    75,218(b)             2,422,772
W-H Energy Services                            62,460(b)             1,892,538
Total                                                               40,356,428

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Food & Staples Retailing (1.0%)
Casey's General Stores                        111,713               $2,410,767
Great Atlantic & Pacific Tea                   39,893(b)             1,120,594
Longs Drug Stores                              59,340                2,475,071
Nash Finch                                     28,470                  884,278
Performance Food Group                         83,198(b)             2,295,433
United Natural Foods                           91,222(b)             2,564,251
Total                                                               11,750,394

Food Products (1.7%)
American Italian Pasta Cl A                    40,966                  264,231
Corn Products Intl                            166,276                3,959,032
Delta & Pine Land                              80,313                2,003,809
Flowers Foods                                 115,833                3,393,907
Hain Celestial Group                           67,652(b)             1,307,037
J & J Snack Foods                              15,001                  846,206
Lance                                          66,613                1,167,726
Peet's Coffee & Tea                            30,920(b)             1,028,708
Ralcorp Holdings                               65,946(b)             2,565,299
Sanderson Farms                                32,180                1,110,532
TreeHouse Foods                                68,450(b)             1,768,748
Total                                                               19,415,235

Gas Utilities (3.0%)
Atmos Energy                                  178,575                4,696,523
Cascade Natural Gas                            25,309                  521,365
Energen                                       162,864                6,123,687
Laclede Group                                  46,990                1,405,001
New Jersey Resources                           61,101                2,637,119
Northwest Natural Gas                          61,289                2,120,599
Piedmont Natural Gas                          170,228                4,027,594
Southern Union                                217,799                5,122,627
Southwest Gas                                  85,158                2,321,407
UGI                                           232,260                5,481,336
Total                                                               34,457,258

Health Care Equipment & Supplies (6.5%)
Advanced Neuromodulation
  Systems                                      44,650(b)             2,723,204
American Medical
  Systems Holdings                            153,950(b)             2,517,083
Analogic                                       30,509                1,427,821
ArthroCare                                     54,886(b)             2,015,963
BIOLASE Technology                             51,060(d)               341,081
Biosite                                        38,345(b)             2,117,794
Conmed                                         65,656(b)             1,574,431
Cooper Companies                               98,185                6,759,054
Cyberonics                                     48,670(b)             1,461,073
Datascope                                      27,301                  867,353
Diagnostic Products                            52,179                2,196,736
DJ Orthopedics                                 48,535(b)             1,411,398
Greatbatch                                     48,040(b)             1,251,922
Haemonetics                                    58,552(b)             2,836,844
Hologic                                        48,971(b)             2,715,932
ICU Medical                                    30,775(b)             1,074,355
IDEXX Laboratories                             72,348(b)             5,073,765
Immucor                                       100,985(b)             2,617,531
Integra LifeSciences Holdings                  40,630(b)             1,401,735
Intermagnetics General                         57,430(b)             1,645,370
Invacare                                       70,390                2,378,478
Kensey Nash                                    22,190(b)               508,817

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (cont.)
Laserscope                                     44,415(b)            $1,199,649
Mentor                                         83,395                3,752,775
Merit Medical Systems                          59,920(b)               714,246
Osteotech                                      38,220(b)               129,948
PolyMedica                                     53,562                1,768,082
Possis Medical                                 38,405(b)               455,483
ResMed                                        156,394(b)             5,963,303
Respironics                                   160,032(b)             5,740,348
SurModics                                      34,541(b)             1,365,060
Sybron Dental Specialties                      89,685(b)             3,847,487
Theragenics                                    71,022(b)               213,776
Viasys Healthcare                              70,163(b)             1,676,194
Vital Signs                                    12,567                  590,398
Total                                                               74,334,489

Health Care Providers & Services (4.6%)
Amedisys                                       34,690(b)             1,325,505
American Healthways                            73,700(b)             2,989,272
AMERIGROUP                                    114,140(b)             1,908,421
AmSurg                                         65,860(b)             1,564,175
Centene                                        94,450(b)             1,903,168
Cerner                                         67,311(b,d)           5,684,414
Chemed                                         57,010                2,741,041
Cross Country Healthcare                       46,645(b)               847,540
CryoLife                                       47,811(b)               311,728
Dendrite Intl                                  94,805(b)             1,663,828
Gentiva Health Services                        51,745(b)               760,134
Hooper Holmes                                 145,526                  420,570
LCA-Vision                                     45,647                1,917,630
NDCHealth                                      80,453                1,515,735
Odyssey HealthCare                             76,807(b)             1,327,225
Owens & Minor                                  88,623                2,609,947
PAREXEL Intl                                   59,022(b)             1,291,401
Pediatrix Medical Group                        52,726(b)             4,063,066
Pharmaceutical Product
  Development                                 111,391                6,401,640
RehabCare Group                                37,301(b)               794,138
SFBC Intl                                      40,735(b)             1,736,940
Sierra Health Services                         56,365(b)             4,227,375
Sunrise Senior Living                          79,286(b)             2,564,109
United Surgical Partners Intl                  98,135(b)             3,518,140
Total                                                               54,087,142

Hotels, Restaurants & Leisure (3.3%)
Aztar                                          79,143(b)             2,379,830
Bally Total Fitness Holding                    75,720(b)               433,876
CEC Entertainment                              77,914(b)             2,634,272
IHOP                                           43,355                2,047,223
Jack in the Box                                78,976(b)             2,345,587
Landry's Restaurants                           36,879                1,014,173
Lone Star Steakhouse
  & Saloon                                     39,905                1,029,948
Marcus                                         47,927                1,052,477
Multimedia Games                               60,300(b,d)             598,176
O`Charley's                                    49,585(b)               679,810
Panera Bread Cl A                              68,818(b)             4,073,336
Papa John's Intl                               27,035(b)             1,403,928
PF Chang's China Bistro                        58,430(b,d)           2,672,588
Pinnacle Entertainment                         90,683(b)             1,718,443
RARE Hospitality Intl                          75,502(b)             2,307,341

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Hotels, Restaurants & Leisure (cont.)
Red Robin Gourmet Burgers                      31,925(b)            $1,539,743
Ryan's Restaurant Group                        93,142(b)               992,894
Shuffle Master                                 77,433(b)             1,963,701
SONIC                                         133,072(b)             3,851,104
Steak n Shake                                  61,918(b)             1,140,530
Triarc Companies Cl B                         120,405                1,790,422
WMS Inds                                       50,660(b)             1,273,086
Total                                                               38,942,488

Household Durables (3.0%)
Bassett Furniture Inds                         26,209                  490,632
Champion Enterprises                          168,304(b)             2,336,060
Department 56                                  30,640(b)               333,976
Ethan Allen Interiors                          78,887                2,667,958
Fedders                                        52,185                  120,026
Fleetwood Enterprises                         125,500(b)             1,386,775
Interface Cl A                                106,180(b)               819,710
La-Z-Boy                                      115,125(d)             1,363,080
Libbey                                         30,983                  348,559
M/I Homes                                      27,680                1,242,832
MDC Holdings                                   71,995                4,938,857
Meritage Homes                                 50,960(b)             3,173,279
Natl Presto Inds                               10,459                  458,418
NVR                                            12,214(b)             8,372,697
Russ Berrie & Co                               26,376                  355,812
Skyline                                        15,108                  600,543
Standard-Pacific                              150,954                5,823,805
Total                                                               34,833,019

Household Products (0.2%)
Spectrum Brands                                82,425(b)             1,706,198
WD-40                                          37,063                1,020,344
Total                                                                2,726,542

Industrial Conglomerates (0.1%)
Standex Intl                                   24,715                  667,799
Tredegar                                       61,804                  778,113
Total                                                                1,445,912

Insurance (3.0%)
Delphi Financial Group Cl A                    63,016                2,951,669
Hilb Rogal & Hobbs                             79,275                2,968,849
Infinity Property & Casualty                   46,005                1,712,306
LandAmerica Financial Group                    40,140                2,535,242
Philadelphia Consolidated
  Holding                                      40,968(b)             3,943,581
Presidential Life                              47,697                  902,427
ProAssurance                                   68,855(b)             3,222,414
RLI                                            47,537                2,555,114
SCPIE Holdings                                 22,160(b)               334,616
Selective Insurance Group                      63,087                3,464,107
Stewart Information Services                   40,302                2,052,581
UICI                                           77,895                2,813,567
United Fire & Casualty                         37,755                1,699,730
Zenith Natl Insurance                          76,543                3,445,966
Total                                                               34,602,169

Internet & Catalog Retail (0.2%)
Insight Enterprises                           108,138(b)             2,218,991
J Jill Group                                   45,135(b)               573,215
Total                                                                2,792,206
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Internet Software & Services (0.9%)
Digital Insight                                75,680(b)            $2,257,534
j2 Global Communications                       54,410(b)             2,405,466
Miva                                           61,560(b)               342,889
WebEx Communications                           77,125(b)             1,766,934
Websense                                       53,100(b)             3,137,149
Zix                                            62,692(b,d)             115,353
Total                                                               10,025,325

IT Services (1.8%)
CACI Intl Cl A                                 66,886(b)             3,647,962
Carreker                                       47,668(b)               261,697
Ciber                                         122,349(b)               780,587
eFunds                                        100,860(b)             2,080,742
Global Payments                               146,064                6,258,843
Intrado                                        39,400(b)               761,996
iPayment                                       27,590(b)               992,136
Keane                                         104,300(b)             1,178,590
ManTech Intl Cl A                              39,485(b)             1,093,735
MAXIMUS                                        42,432                1,538,160
Pegasus Solutions                              39,217(b)               332,560
StarTek                                        25,038                  318,483
TALX                                           46,940                1,855,538
Total                                                               21,101,029

Leisure Equipment & Products (1.2%)
Action Performance Companies                   41,277                  506,056
Arctic Cat                                     28,999                  543,151
JAKKS Pacific                                  59,316(b)             1,090,228
K2                                            105,779(b)             1,060,963
Meade Instruments                              37,941(b)               100,164
Nautilus                                       74,555(d)             1,351,682
Polaris Inds                                   93,696                4,224,754
SCP Pool                                      117,217                4,216,295
Sturm, Ruger & Co                              47,844                  350,697
Total                                                               13,443,990

Machinery (4.4%)
Albany Intl Cl A                               70,710                2,731,527
Astec Inds                                     38,433(b)             1,089,960
ASV                                            39,380(b)               919,129
Barnes Group                                   38,347                1,342,145
Briggs & Stratton                             114,658                3,666,763
Clarcor                                       114,618                3,151,995
EnPro Inds                                     46,550(b)             1,298,745
Gardner Denver                                 57,370(b)             2,788,182
IDEX                                          114,766                4,592,936
JLG Inds                                      113,280                4,345,421
Kaydon                                         62,525                1,847,614
Lindsay Mfg                                    25,591                  525,895
Lydall                                         35,921(b)               321,852
Manitowoc                                      66,939                3,561,824
Mueller Inds                                   81,362                2,240,709
Oshkosh Truck                                 162,950                7,098,103
Robbins & Myers                                25,704                  554,949
Stewart & Stevenson Services                   64,690                1,543,503
Toro                                           93,458                3,412,152
Valmont Inds                                   36,351                1,183,952
Wabash Natl                                    69,453                1,278,630
Watts Water Technologies Cl A                  56,358                1,564,498
Wolverine Tube                                 33,451(b)               213,417
Total                                                               51,273,901

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Marine (0.2%)
Kirby                                          55,951(b)            $2,890,988

Media (0.5%)
4Kids Entertainment                            29,077(b)               496,054
ADVO                                           69,784                1,723,665
Arbitron                                       70,181                2,625,471
Thomas Nelson                                  24,132                  516,666
Total                                                                5,361,856

Metals & Mining (2.9%)
Aleris Intl                                    68,668(b)             1,782,621
AM Castle & Co                                 21,593(b)               430,348
AMCOL Intl                                     48,870                  993,038
Brush Engineered Materials                     42,725(b)               644,293
Carpenter Technology                           48,440                2,920,932
Century Aluminum                               50,724(b)               922,162
Chaparral Steel                                50,677(b)             1,265,911
Cleveland-Cliffs                               48,636(d)             3,965,779
Commercial Metals                             129,168                4,106,252
Massey Energy                                 170,820                6,844,758
Quanex                                         56,156                3,251,994
Reliance Steel & Aluminum                      61,531                3,508,498
RTI Intl Metals                                50,743(b)             1,700,905
Ryerson Tull                                   56,033                1,131,306
Steel Technologies                             24,698                  647,335
Total                                                               34,116,132

Multi-Utilities & Unregulated Power (0.2%)
Avista                                        107,858                1,889,672

Multiline Retail (0.3%)
Fred's                                         88,545                1,319,321
ShopKo Stores                                  67,195(b)             1,926,480
Total                                                                3,245,801

Oil & Gas (4.9%)
Cabot Oil & Gas                               108,765                4,980,349
Cimarex Energy                                182,402(b,d)           7,161,103
Frontier Oil                                  124,550                4,593,404
Penn Virginia                                  41,150                2,236,914
Petroleum Development                          36,860(b)             1,237,759
Remington Oil & Gas                            52,228(b)             1,827,980
Southwestern Energy                           182,562(b)            13,243,047
Spinnaker Exploration                          59,935(b)             3,690,797
St. Mary Land & Exploration                   125,450                4,266,555
Stone Energy                                   59,848(b)             2,747,023
Swift Energy                                   63,545(b)             2,774,375
Vintage Petroleum                             122,061                6,333,745
World Fuel Services                            61,305                1,955,630
Total                                                               57,048,681

Paper & Forest Products (0.4%)
Buckeye Technologies                           73,504(b)               551,280
Deltic Timber                                  27,231                1,252,626
Neenah Paper                                   32,810                  953,131
Pope & Talbot                                  36,243                  316,764
Schweitzer-Mauduit Intl                        33,756                  817,570
Wausau-Mosinee Paper                          114,380                1,252,461
Total                                                                5,143,832

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Personal Products (0.3%)
Nature's Sunshine Products                     26,626                 $515,213
NBTY                                          123,927(b)             2,479,779
USANA Health Sciences                          22,600(b)               994,852
Total                                                                3,989,844

Pharmaceuticals (1.0%)
Alpharma Cl A                                  92,362                2,298,890
Bradley Pharmaceuticals                        30,975(b,d)             372,939
CNS                                            31,210                  813,645
Connetics                                      77,730(b)             1,013,599
Medicis Pharmaceutical Cl A                   120,864(d)             3,565,488
MGI PHARMA                                    172,912(b)             3,243,829
Noven Pharmaceuticals                          52,396(b)               738,260
Total                                                               12,046,650

Real Estate Investment Trust (3.5%)
Acadia Realty Trust                            69,880                1,327,720
Capital Automotive                             91,530                3,534,889
Colonial Properties Trust                      98,715                4,314,833
Commercial Net Lease Realty                   119,735                2,320,464
EastGroup Properties                           48,920                2,137,804
Entertainment Properties Trust                 57,510                2,306,151
Essex Property Trust                           51,300                4,610,844
Glenborough Realty Trust                       80,505                1,540,061
Kilroy Realty                                  64,287                3,609,715
Lexington Corporate
  Properties Trust                            115,120                2,507,314
New Century Financial                         125,235                3,866,004
Parkway Properties                             31,355                1,473,999
Shurgard Storage
  Centers Cl A                                103,982                5,867,703
Sovran Self Storage                            36,620                1,703,929
Total                                                               41,121,430

Road & Rail (1.5%)
Arkansas Best                                  56,490                2,189,552
Heartland Express                             100,140                1,977,765
Kansas City Southern                          182,289(b)             4,039,524
Knight Transportation                          84,650                2,303,327
Landstar System                               130,096                5,011,298
Old Dominion Freight Line                      41,960(b)             1,484,964
Total                                                               17,006,430

Semiconductors & Semiconductor Equipment (2.7%)
Actel                                          56,417(b)               787,017
Advanced Energy Inds                           62,838(b)               675,509
ATMI                                           83,737(b)             2,286,857
Axcelis Technologies                          223,428(b)               971,912
Brooks Automation                             165,436(b)             1,937,253
Cohu                                           48,331                1,119,346
Cymer                                          78,878(b)             2,748,898
DSP Group                                      63,675(b)             1,565,132
ESS Technology                                 78,966(b)               228,212
Exar                                           77,717(b)               978,457
FEI                                            55,360(b)             1,046,304
Kopin                                         153,270(b)               865,976
Kulicke & Soffa Inds                          115,569(b)               724,618
Microsemi                                     139,368(b)             3,229,156
Pericom Semiconductor                          58,639(b)               465,594
Photronics                                     91,710(b)             1,650,780

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Power Integrations                             65,483(b)            $1,382,346
Rudolph Technologies                           31,588(b)               384,742
Skyworks Solutions                            352,498(b)             1,889,389
Standard Microsystems                          46,087(b)             1,302,879
Supertex                                       25,785(b)               944,762
Ultratech                                      53,468(b)               736,789
Varian Semiconductor
  Equipment Associates                         82,672(b)             3,126,655
Veeco Instruments                              59,216(b)               940,942
Total                                                               31,989,525

Software (3.9%)
Altiris                                        51,030(b)               862,407
ANSYS                                          70,670(b)             2,633,164
Captaris                                       63,801(b)               229,684
Catapult Communications                        22,905(b)               418,932
EPIQ Systems                                   28,285(b)               538,829
FactSet Research Systems                       74,480                2,612,014
FileNet                                        92,074(b)             2,591,883
Hyperion Solutions                             89,111(b)             4,309,409
Internet Security Systems                      86,870(b)             2,139,608
JDA Software Group                             63,400(b)             1,025,178
Kronos                                         70,476(b)             3,232,029
Manhattan Associates                           63,712(b)             1,415,044
MapInfo                                        45,941(b)               564,615
MICROS Systems                                 85,422(b)             3,922,578
MRO Software                                   47,950(b)               785,421
Napster                                        97,373(b,d)             352,490
Open Solutions                                 43,775(b)               937,223
Phoenix Technologies                           55,515(b)               329,759
Progress Software                              88,140(b)             2,744,680
Radiant Systems                                50,165(b)               569,874
Secure Computing                               81,065(b)               971,159
SERENA Software                                63,990(b)             1,400,741
Sonic Solutions                                54,220(b)             1,037,771
SPSS                                           35,678(b)               813,458
SS&C Technologies                              38,170                1,368,013
Take-Two Interactive
  Software                                    157,463(b)             3,251,611
THQ                                           137,913(b)             3,196,823
Verity                                         83,536(b)               831,183
Total                                                               45,085,580

Specialty Retail (4.3%)
Aaron Rents                                    99,671                1,963,519
Burlington Coat Factory
  Warehouse                                    36,820                1,419,779
Cato Cl A                                      69,649                1,391,587
Children's Place Retail Stores                 47,450(b)             2,037,029
Christopher & Banks                            79,663                1,065,094
Cost Plus                                      48,941(b)               751,734
Dress Barn                                     49,188(b)             1,306,925
Finish Line Cl A                               97,990                1,532,564
Genesco                                        50,553(b)             1,860,350
Goody's Family Clothing                        44,146                  419,387
Group 1 Automotive                             47,314(b)             1,307,759
Guitar Center                                  57,735(b)             3,008,571
Gymboree                                       69,663(b)             1,233,035
Hancock Fabrics                                42,508                  276,302
Haverty Furniture Companies                    50,440                  617,386

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (cont.)
Hibbett Sporting Goods                         79,342(b)            $2,081,141
Hot Topic                                     100,511(b)             1,496,609
Jo-Ann Stores                                  51,510(b)               752,561
Jos A Bank Clothiers                           26,385(b)             1,076,772
Linens `N Things                              100,652(b)             2,530,391
Men's Wearhouse                               119,766(b)             2,958,220
Movie Gallery                                  56,940                  396,302
Pep Boys - Manny, Moe
  & Jack                                      120,233                1,659,215
Select Comfort                                 80,125(b)             1,754,738
Sonic Automotive                               65,770                1,454,175
Stage Stores                                   60,880                1,687,594
Stein Mart                                     59,410                1,090,174
TBC                                            49,943(b)             1,727,528
Too                                            73,309(b)             2,082,709
Tractor Supply                                 73,950(b)             3,586,574
Zale                                          113,758(b)             3,188,636
Total                                                               49,714,360

Textiles, Apparel & Luxury Goods (1.6%)
Ashworth                                       31,130(b)               218,844
Brown Shoe                                     40,914                1,328,478
Fossil                                        108,800(b)             1,703,808
Haggar                                         12,126                  345,591
K-Swiss Cl A                                   57,504                1,750,997
Kellwood                                       61,884                1,355,878
Oxford Inds                                    31,158                1,534,532
Phillips-Van Heusen                            81,087                2,306,925
Quiksilver                                    260,668(b)             3,005,501
Russell                                        73,619                  996,065
Stride Rite                                    80,625                1,049,738
Wolverine World Wide                          128,005                2,681,705
Total                                                               18,278,062

Thrifts & Mortgage Finance (2.1%)
Anchor BanCorp Wisconsin                       41,674                1,319,399
BankAtlantic Bancorp Cl A                      99,740                1,385,389
BankUnited Financial Cl A                      59,210                1,404,461
Brookline Bancorp                             136,885                1,923,234
Commercial Federal                             84,943                2,905,051
Dime Community Bancshares                      61,932                  891,821
Downey Financial                               46,420                2,829,299
FirstFed Financial                             36,764(b)             1,966,506
Flagstar Bancorp                               77,480                1,039,782
Franklin Bank                                  51,935(b)               895,879
Fremont General                               145,380                3,153,292
MAF Bancorp                                    61,199                2,542,206
Sterling Financial                             76,996                1,927,980
Total                                                               24,184,299

Tobacco (--%)
Alliance One Intl                             192,525                  479,387

Trading Companies & Distributors (0.9%)
Applied Industrial
  Technologies                                 55,534                1,829,845
Hughes Supply                                 148,257                4,959,196
Lawson Products                                10,231                  349,389
Watsco                                         52,354                2,975,278
Total                                                               10,113,708

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Water Utilities (0.1%)
American States Water                          37,290               $1,168,669

Total Common Stocks
(Cost: $847,066,879)                                            $1,148,077,168

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Timco Aviation Services
  Pay-in-kind
   01-02-07               8.00%               $11,949(f,h,i)               $--

Total Bond
(Cost: $149)                                                               $--

Short-Term Securities (1.8%) (e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Bryant Park Funding LLC
   11-07-05               3.85%            $5,000,000(j)            $4,996,257
CRC Funding LLC
   11-01-05               4.04              1,200,000(j)             1,199,865
Park Granada LLC
   11-14-05               4.04              5,000,000(j)             4,992,164
Sheffield Receivables
   11-30-05               4.03             10,000,000                9,966,500

Total Short-Term Securities
(Cost: $21,157,132)                                                $21,154,786

Total Investments in Securities
(Cost: $868,224,160)(k)                                         $1,169,231,954

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 0.2% of net assets.

(d)   At Oct. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               dates
      Timco Aviation Services
         8.00% Pay-in-kind 2007       02-21-03 thru 10-06-05              $149

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts

      Purchase contracts
      Russell 2000 Index, Dec. 2005                                       53

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)   Negligible market value.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $11,188,286 or 1.0% of net assets.

(k) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $868,224,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $398,822,000
      Unrealized depreciation                                      (97,814,000)
                                                                   -----------
      Net unrealized appreciation                                 $301,008,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6357-80 D (12/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MARKET ADVANTAGE SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 23, 2005